Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2021 USD ($)
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Period that tax losses may be utilized	5 years
Damang | Deferred tax assets recognized
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 24.9	$ 31.5
South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			R 21,218.3	$ 1,246.6	R 23,685.6	$ 1,485.9
Gross tax losses			1,481.2	87.0	1,636.4	102.6
Gross tax losses not recognised			95.4	5.6	143.3	9.0
International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				507.0		458.3
Gross tax losses				394.3		439.4
Gross tax losses not recognised				271.0		351.8
Gold Fields Operations Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			9,322.5	547.7	10,492.3	658.2
Gross tax losses			693.1	40.7	746.4	46.8
Gross tax losses not recognised			0.0	0.0	0.0	0.0
GFI Joint Venture Holdings (Pty) Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			11,895.8	698.9	13,193.3	827.7
Gross tax losses			692.7	40.7	746.7	46.8
Gross tax losses not recognised			0.0	0.0	0.0	0.0
Gold Fields Holdings Company Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			0.0	0.0	0.0	0.0
Gross tax losses			95.4	5.6	143.3	9.0
Gross tax losses not recognised			R 95.4	5.6	R 143.3	9.0
Exploration entities
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	219.7	227.6
Exploration entities | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	1.1	3.1
Exploration entities | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	4.0	4.3
Exploration entities | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	0.7	1.2
Exploration entities | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	171.3	180.4
Exploration entities | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	42.6	38.6
Exploration entities | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				219.7		227.6
Gross tax losses not recognised				219.7		227.6
Minera Gold Fields Salares Norte | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				507.0		458.3
Gross tax losses				123.3		87.6
Gross tax losses not recognised				0.0		0.0
Gold Fields La Cima SA | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				0.0		45.8
Gross tax losses not recognised				0.0		45.8
Abosso Goldfields Limited | Expiring in 3 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	51.3	31.5
Abosso Goldfields Limited | Expiring in 4 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	$ 0.0	$ 46.9
Abosso Goldfields Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				24.9		31.5
Gross tax losses not recognised				24.9		31.5
Gold Fields Ghana Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0		0.0
Gross tax losses				26.4		46.9
Gross tax losses not recognised				$ 26.4		$ 46.9